Discontinued Operation (Details) - Schedule of Current Liabilities of Discontinued Operation - USD ($)	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022
Liabilities of discontinued operation
Accounts payable	$ 206,792		$ 207,206
Other payables	72,347		62,119
Income tax payable	449,895		434,343
Total current liabilities	729,034	$ 703,668	703,668
Total liabilities	$ 729,034		$ 703,668